Net financial result (Tables)	6 Months Ended
Jun. 30, 2022
Net financial result
Net financial result
	For the three months ended June 30,		For the six months ended June 30,
(in €)	2022 (unaudited)	2021 (unaudited)	2022 (unaudited)	2021 (unaudited)

Financial income
Interest income	82,401	35,622	110,362	58,584
Financial expenses
Interest expenses	(2,243)	(305)	(22,102)	(2,885)
Interest on lease liabilities	(5,702)	(2,745)	(10,429)	(3,849)
Total	74,456	32,572	77,831	51,850

Interest income results from marketable securities and short-term deposits
	For the three months ended June 30,		For the six months ended June 30,
(in €)	2022 (unaudited)	2021 (unaudited)	2022 (unaudited)	2021 (unaudited)

Foreign exchange result
Foreign exchange income	2,947,221	1,635,201	4,057,629	4,092,239
Foreign exchange expense	(1,383,641)	(2,461,504)	(1,766,116)	(3,186,872)
Total	1,563,580	(826,303)	2,291,513	905,367

Foreign exchange income and expense
	For the three months ended June 30,		For the six months ended June 30,
(in €)	2022 (unaudited)	2021 (unaudited)	2022 (unaudited)	2021 (unaudited)

Other financial result	(86,000)	(5,000)	39,000	43,000